5. Loans and Allowance for Loan Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 432,870	$ 407,674
Allowance for loan losses	5,654	5,477
Net deferred fees	787	677
Total allowances and net deferred fees	6,441	6,154
Loans, net	426,429	401,520
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	5,823	10,095
60 to 89 Days Past Due	2,528	4,112
Greater Than 90 Days	8,450	8,234
Total Past Due	16,801	22,441
Current	416,069	385,233
Total Financing Receivables	432,870	407,674
Recorded Investment > 90 Days and Accruing	0	22
Non-accrual loans	9,456	11,644
Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	139	285
Analysis of past due loans [Abstract]
Total Financing Receivables	139	285
Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	373,853	352,219
Analysis of past due loans [Abstract]
Total Financing Receivables	373,853	352,219
Real Estate Secured [Member] | Residential 1-4 family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	194,287	186,829
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	4,193	4,521
60 to 89 Days Past Due	1,580	3,001
Greater Than 90 Days	2,545	2,884
Total Past Due	8,318	10,406
Current	185,969	176,423
Total Financing Receivables	194,287	186,829
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	2,675	3,401
Real Estate Secured [Member] | Multi Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	23,895	21,131
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	1,252
60 to 89 Days Past Due	0	0
Greater Than 90 Days	0	0
Total Past Due	0	1,252
Current	23,895	19,879
Total Financing Receivables	23,895	21,131
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	0	0
Real Estate Secured [Member] | Construction and Land Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	19,163	18,518
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	49	417
60 to 89 Days Past Due	61	31
Greater Than 90 Days	37	168
Total Past Due	147	616
Current	19,016	17,902
Total Financing Receivables	19,163	18,518
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	71	168
Real Estate Secured [Member] | Commercial, Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	73,031	70,748
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	514	2,193
60 to 89 Days Past Due	485	790
Greater Than 90 Days	5,014	2,344
Total Past Due	6,013	5,327
Current	67,018	65,421
Total Financing Receivables	73,031	70,748
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	5,856	5,259
Real Estate Secured [Member] | Commercial, Non owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	38,025	32,173
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	225
60 to 89 Days Past Due	0	85
Greater Than 90 Days	0	1,547
Total Past Due	0	1,857
Current	38,025	30,316
Total Financing Receivables	38,025	32,173
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	0	1,547
Real Estate Secured [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	8,169	8,075
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	88	107
60 to 89 Days Past Due	37	51
Greater Than 90 Days	5	134
Total Past Due	130	292
Current	8,039	7,783
Total Financing Receivables	8,169	8,075
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	5	134
Real Estate Secured [Member] | Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	6,000	6,499
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	24	45
60 to 89 Days Past Due	0	0
Greater Than 90 Days	17	0
Total Past Due	41	45
Current	5,959	6,454
Total Financing Receivables	6,000	6,499
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	17	0
Real Estate Secured [Member] | Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	11,283	8,246
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	56	208
60 to 89 Days Past Due	7	0
Greater Than 90 Days	303	477
Total Past Due	366	685
Current	10,917	7,561
Total Financing Receivables	11,283	8,246
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	303	477
Secured (Other) and Unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	58,878	55,170
Analysis of past due loans [Abstract]
Total Financing Receivables	58,878	55,170
Secured (Other) and Unsecured [Member] | Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	20,914	21,186
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	264	404
60 to 89 Days Past Due	141	105
Greater Than 90 Days	163	233
Total Past Due	568	742
Current	20,346	20,444
Total Financing Receivables	20,914	21,186
Recorded Investment > 90 Days and Accruing	0	22
Non-accrual loans	163	211
Secured (Other) and Unsecured [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	35,144	31,586
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	590	720
60 to 89 Days Past Due	217	49
Greater Than 90 Days	366	477
Total Past Due	1,173	1,216
Current	33,971	30,370
Total Financing Receivables	35,144	31,586
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	366	447
Secured (Other) and Unsecured [Member] | Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	2,959	2,683
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	45	3
60 to 89 Days Past Due	0	0
Greater Than 90 Days	0	0
Total Past Due	45	3
Current	2,914	2,680
Total Financing Receivables	2,959	2,683
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	$ 0	$ 0